SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT

The components of segment profit or loss were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Revenue	$381	$38,466	$50,719	$38,695
Less:
Cost of revenue	123	32,071	42,198	32,157
Selling, general and administrative(1)	2,822	4,262	7,687	12,390
(Gain) Loss on fair value adjustment of financial instruments	539	—	1,289	2,982
Interest income (expense), net	(27)	3,234	3,602	5,603
Add:
Other(2)	5,679	56	9,990	214
Net income (loss) from continuing operations before income taxes	$2,603	$(1,045)	$5,933	$(14,223)

(1)	Includes amounts for depreciation and amortization expense.

(2)	Other includes gains of $5.7 million and $10.0 million for settlements of deposits and other liabilities at a discount for the three and nine months ended September 30, 2025, respectively.